EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
EQUITY
Schedule of composition of share capital

	Number of shares
	December 31
	2017	2016
	In thousands
Authorized	300,000	300,000
Issued and paid	212,729	164,974